4. Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB (Details 1) - Amendments to IAS 1: classification of liabilities as current or non-current [member]
12 Months Ended
Dec. 31, 2020
AdoptionOfNewStandardsAmendmentsToAndInterpretationsLineItems [Line Items]
Description	In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, in order to specify the requirements for classifying the liability as current or non-current. The amendments clarify: • Which means a right to postpone liquidation; • That the right to postpone must exist on the base date of the report; • That this classification is not affected by the likelihood that an entity will exercise its right to postpone • That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification The amendments effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is currently assessing the impact that the amendments will have on current practice and whether existing loan agreements may require renegotiation.
Applicable to annual periods starting in or after	Jan. 01, 2023